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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Iron Horse Capital Management, L.P.
Address:          230 Park Avenue, 7th floor
                  New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald J. Cavataio
Title:            Chief Financial Officer
Phone:            (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio                                New York, NY                                November 13, 2006
-------------------------------                 --------------------------              ---------------------------------
        [Signature]                                   [City, State]                                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                                -------------

Form 13F Information Table Entry Total:                                   40
                                                                -------------

Form 13F Information Table Value Total:                             $155,149
                                                                -------------
                                                                 (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ------------      ---------------------------        ------------------

         None.

                                                          Andor Capital Management LLC
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2006

                                                                                    Investment Discretion       Voting Authority

                             Title of Class            Fair   Shares or
                                             Cusip     Market Principal SH/  Put/      Shared  Shared Other
Issuer                                       Number    Value    Amount  PRN  Call Sole Defined  Other Managers Sole     Shared  None
                                                        (in
                                                     thousands)
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAPITAL MGMT INC       COMMON STOCK  035710409 $4,508  343,100   SH        SOLE                       343,100       0      0
------------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                   COMMON STOCK  044209104 $5,102   80,000   SH        SOLE                        80,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                  COMMON STOCK  086516101 $2,142   40,000   SH        SOLE                        40,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             COMMON STOCK  25179M103 $1,895   30,000   SH        SOLE                        30,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS          COMMON STOCK  257867101 $4,769  144,700   SH        SOLE                       144,700       0      0
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL               COMMON STOCK  233326107 $4,779   77,500   SH        SOLE                        77,500       0      0
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES
INC DEL                       COMMON STOCK  31410H101 $3,915   90,600   SH        SOLE                        90,600       0      0
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP               COMMON STOCK  319963104 $1,651   39,300   SH        SOLE                        39,300       0      0
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                COMMON STOCK  34354P105 $2,024   40,000   SH        SOLE                        40,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC               COMMON STOCK  344849104 $1,437   56,900   SH        SOLE                        56,900       0      0
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC               COMMON STOCK  344849104 $1,010   40,000   SH  CALL  SOLE                        40,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP               COMMON STOCK  346091705 $2,395   75,800   SH        SOLE                        75,800       0      0
------------------------------------------------------------------------------------------------------------------------------------
G & K SERVICES INC            CL A          361268105 $1,281   35,177   SH        SOLE                        35,177       0      0
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COMMON STOCK  38141G104 $3,975   23,500   SH        SOLE                        23,500       0      0
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP            COMMON STOCK  432848109 $5,431  195,000   SH        SOLE                        195,000      0      0
------------------------------------------------------------------------------------------------------------------------------------
HUNT J B TRANS SVCS INC       COMMON STOCK  445658107 $3,531  170,000   SH        SOLE                        170,000      0      0
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP         COMMON STOCK  45840J107 $5,133  257,300   SH        SOLE                        257,300      0      0
------------------------------------------------------------------------------------------------------------------------------------




                                                                                    Investment Discretion       Voting Authority

                             Title of Class            Fair   Shares or
                                             Cusip     Market Principal SH/  Put/      Shared  Shared Other
Issuer                                       Number    Value    Amount  PRN  Call Sole Defined  Other Managers Sole     Shared  None
                                                        (in
                                                     thousands)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GROUP   COMMON STOCK  46145F105 $2,654   59,300   SH        SOLE                        59,300       0      0
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INC  COMMON STOCK  502424104 $6,807   86,900   SH        SOLE                        86,900       0      0
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC    COMMON STOCK  50212A106 $1,566  120,000   SH        SOLE                        120,000      0      0
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                COMMON STOCK  524901105 $3,691   36,600   SH        SOLE                        36,600       0      0
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC    COMMON STOCK  52729N100 $2,279  422,900   SH        SOLE                        422,900      0      0
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC        COMMON STOCK  590188108 $4,396   56,200   SH        SOLE                        56,200       0      0
------------------------------------------------------------------------------------------------------------------------------------
MIDAS GROUP INC               COMMON STOCK  595626102 $3,950  191,000   SH        SOLE                        191,000      0      0
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STK MKT INC            COMMON STOCK  631103108 $6,072  200,800   SH        SOLE                        200,800      0      0
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVESTMENTS INC        CL A          67090F106 $3,304   64,500   SH        SOLE                        64,500       0      0
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYSTEMS INC          COMMON STOCK  683718308 $2,997  320,200   SH        SOLE                        320,200
                              NEW                                                                                          0      0
------------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC       COMMON STOCK  684010101 $6,432  230,700   SH        SOLE                        230,700      0      0
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP            COMMON STOCK  688239201 $9,115  180,600   SH        SOLE                        180,600      0      0
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COMMON STOCK  716495106 $4,864  467,676   SH        SOLE                        467,676      0      0
------------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC           COMMON STOCK  811904101 $2,162   26,200   SH        SOLE                        26,200       0      0
------------------------------------------------------------------------------------------------------------------------------------
SERVICES ACQUISITION CORP IN  COMMON STOCK  817628100 $3,841  431,600   SH        SOLE                        431,600      0      0
------------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC                 CL A          858155203 $7,199  458,800   SH        SOLE                        458,800      0      0
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS SER TR           SPDR HOMEBUILD86330E745 $5,392  164,800   SH        SOLE                        164,800      0      0
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALUE INC                COMMON STOCK  868536103 $7,665  258,500   SH        SOLE                        258,500      0      0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COMMON STOCK  882491103 $4,420   84,900   SH        SOLE                        84,900       0      0
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC             COMMON STOCK  889478103  $517    18,400   SH        SOLE                        18,400       0      0
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    Investment Discretion       Voting Authority

                             Title of Class            Fair   Shares or
                                             Cusip     Market Principal SH/  Put/      Shared  Shared Other
Issuer                                       Number    Value    Amount  PRN  Call Sole Defined  Other Managers Sole     Shared  None
                                                        (in
                                                     thousands)
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                COMMON STOCK  G90078109 $2,827   38,600   SH        SOLE                        38,600       0      0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SCOTSMAN INTL INC    COMMON STOCK  96950G102 $6,401  299,665   SH        SOLE                        299,665      0      0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS-SONOMA INC           COMMON STOCK  969904101 $1,620   50,000   SH        SOLE                        50,000       0      0
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                              $155,149
(in thousands)

